UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kingstown Capital Management LP
Address: 100 Park Avenue
         Suite 2100
         New York, NY  10017

13F File Number:  028-14360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-319-1309

Signature, Place, and Date of Signing:

 /s/ Mark Rosenthal     New York, NY     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $439,942 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108    27325  2500000 SH       SOLE                  2500000        0        0
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146     4060  1150000 SH       SOLE                  1150000        0        0
BARNES & NOBLE INC             COM              067774109     9053   550000 SH       SOLE                   550000        0        0
BLYTH INC                      COM NEW          09643P207     8626   249600 SH       SOLE                   249600        0        0
COMPUCREDIT HLDGS CORP         NOTE 5.875%11/3  20478NAD2      830  2000000 PRN      SOLE                  2000000        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    28203  4850000 SH       SOLE                  4850000        0        0
EXELIS INC                     COM              30162A108    19720  2000000 SH       SOLE                  2000000        0        0
FOREST CITY ENTERPRISES INC    CL A             345550107    28470  1950000 SH       SOLE                  1950000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045v118     8266   750000 SH       SOLE                   750000        0        0
GENERAL MTRS CO                COM              37045V100    23664  1200000 SH       SOLE                  1200000        0        0
GRANITE REAL ESTATE INC        COM              387431109    13569   400152 SH       SOLE                   400152        0        0
GRIFOLS S A                    SPONSORED ADR    398438309    28800  3000000 SH       SOLE                  3000000        0        0
LENDER PROCESSING SVCS INC     COM              52602E102    12640   500000 SH       SOLE                   500000        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    39560   450000 SH       SOLE                   450000        0        0
OLD REP INTL CORP              COM              680223104    30673  3700000 SH       SOLE                  3700000        0        0
PHH CORP                       COM NEW          693320202    29716  1700000 SH       SOLE                  1700000        0        0
QLT INC                        COM              746927102    20574  2700000 SH       SOLE                  2700000        0        0
REGIS CORP MINN                COM              758932107    23348  1300000 SH       SOLE                  1300000        0        0
RESOLUTE ENERGY CORP           COM              76116A108    23447  2450000 SH       SOLE                  2450000        0        0
SUNCOKE ENERGY INC             COM              86722A103    24173  1650000 SH       SOLE                  1650000        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    35225  1250000 SH       SOLE                  1250000        0        0